Fair Value Measurements (Reconciliation with Level 3 Inputs) (Details) - Natural Gas Related Derivatives - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
Beginning of period	$ (94.1)	$ (106.6)	$ (122.6)	$ (251.6)
Recorded to income	(4.4)	7.2	(4.5)	44.2
Recorded to regulatory assets—gas costs	(5.8)	17.8	(10.0)	69.7
Transfers into Level 3	0.0	(6.7)	(6.9)	(0.4)
Transfers out of Level 3	0.0	7.9	8.9	(0.4)
Settlements	(2.3)	(4.4)	41.0	15.9
End of period	$ (106.6)	$ (84.8)	$ (94.1)	$ (122.6)